Fair Value Measurements (Details)	12 Months Ended
Dec. 31, 2020
Expected life of warrants is assumed to be equivalent to a probability weighted average life of warrants	2 years
Minimum [Member]
Percentage of probability assigned to the consummation of a business combination	75.00%
Maximum [Member]
Percentage of probability assigned to the consummation of a business combination	90.00%